BOARD OF DIRECTORS - Non-Executive members of the Board of Directors and / or of former members of the Supervisory Board of Directors (Details) - Non-Executive Director [Member] - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Director Renumeration [Line Items]
BOSD / BOD	€ 303	€ 193	€ 212
AC	15	14	15
RC	12	11	11
GC	12	0	0
Share-Based Payment	250	119	146
Total	592	337	384
P. Sekhri
Director Renumeration [Line Items]
BOSD / BOD	65	50	50
AC	0	0	0
RC	0	0	0
GC	0	0	0
Share-Based Payment	52	33	30
Total	117	83	80
Ms D. Jorn
Director Renumeration [Line Items]
BOSD / BOD	45	20	0
AC	3	2	0
RC	6	4	0
GC	0	0	0
Share-Based Payment	35	5	0
Total	89	31	0
J. Blaak
Director Renumeration [Line Items]
BOSD / BOD	0	0	18
AC	0	0	0
RC	0	0	2
GC	0	0	0
Share-Based Payment	0	0	18
Total	0	0	38
J.H.L. Ernst
Director Renumeration [Line Items]
BOSD / BOD	41	36	36
AC	3	3	3
RC	3	3	3
GC	3	0	0
Share-Based Payment	37	26	26
Total	87	68	68
J.B. Ward
Director Renumeration [Line Items]
BOSD / BOD	45	36	36
AC	0	0	0
RC	3	3	6
GC	6	0	0
Share-Based Payment	40	27	26
Total	94	66	68
A. de Winter
Director Renumeration [Line Items]
BOSD / BOD	45	36	36
AC	9	9	9
RC	0	0	0
GC	3	0	0
Share-Based Payment	40	28	26
Total	97	73	71
J. Egberts
Director Renumeration [Line Items]
BOSD / BOD	0	15	36
AC	0	0	3
RC	0	1	0
GC	0	0	0
Share-Based Payment	4	0	20
Total	4	16	59
B. Yanni
Director Renumeration [Line Items]
BOSD / BOD	31	0	0
AC	0	0	0
RC	0	0	0
GC	0	0	0
Share-Based Payment	21	0	0
Total	52	0	0
M. Pykett
Director Renumeration [Line Items]
BOSD / BOD	31	0	0
AC	0	0	0
RC	0	0	0
GC	0	0	0
Share-Based Payment	21	0	0
Total	€ 52	€ 0	€ 0